Risk management - Schedule of Financial Instruments Outstanding (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2026 bbl MMcf	Dec. 31, 2025 CAD ($) MMcf
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value | $		$ 3.6
Oil [member] | WTI Swap [Member] | January 2026 | Additional Commodity Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	6,127
Financial instruments, remaining term, description	January 2026
Financial instruments price	84.12
Oil [member] | WTI Swap [Member] | February 2026 | Additional Commodity Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	13,298
Financial instruments, remaining term, description	February 2026
Financial instruments price	62.47
Oil [member] | WTI Swap [Member] | March 2026 | Additional Commodity Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	12,800
Financial instruments, remaining term, description	March 2026
Financial instruments price	64.13
Oil [member] | WTI Swap [Member] | April 2026 | Additional Commodity Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	8,000
Financial instruments, remaining term, description	April 2026
Financial instruments price	64.29
Oil [member] | WTI Swap [Member] | May 2026 | Additional Commodity Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume	2,000
Financial instruments, remaining term, description	May 2026
Financial instruments price	63.7
Natural gas [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets, at fair value | $		$ 3.6
Natural gas [member] | January 2026 - March 2026 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MMcf		26,540
Financial instruments, remaining term, description		January 2026 - March 2026
Financial instruments price | MMcf		3.3
Financial Assets, at fair value | $		$ 1.0
Natural gas [member] | April 2026 - October 2026 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MMcf		29,384
Financial instruments, remaining term, description		April 2026 - October 2026
Financial instruments price | MMcf		2.81
Financial Assets, at fair value | $		$ 2.5
Natural gas [member] | April 2026 - October 2026 | AECO Swaps [Member] | Additional Commodity Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MMcf	5,993
Financial instruments, remaining term, description	April 2026 - October 2026
Financial instruments price | MMcf	2.03
Natural gas [member] | November 2026 - March 2027 | AECO Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments, notional volume | MMcf		1,896
Financial instruments, remaining term, description		November 2026 - March 2027
Financial instruments price | MMcf		3.73
Financial Assets, at fair value | $		$ 0.1